Members of the Supervisory Board - Schedule of Supervisory Board Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 19,894	€ 14,252	€ 11,349
Dr. Ulrich Granzer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	30	30	30
Jürgen Baumann [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	23	23	23
John Borer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15	15
Reinhard Eyring [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	14
Hansjörg Plaggemars [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	3	15	15
Prof. Dr. Franca Ruhwedel [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	7
Mark Reeth [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid			12
Kevin Weber [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15	15
Board [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 108	€ 112	€ 110